UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02605

Franklin U.S. Government Money Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

Item 1.	Reports to Stockholders.

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the six months ended December 31, 2018, the U.S. economy continued to grow, but financial markets experienced volatility due to trade concerns and geopolitical stress. The U.S. Federal Reserve (Fed) increased its federal funds rate by 0.25% at its September and December 2018 meetings, bringing the rate from 2.00% at the start of the period to 2.50% by period-end, although it reduced the number of projected rate increases for 2019. The Fed cited continued strength in the labor market and household spending as evidence of solid economic growth, and it noted stable inflation levels and little change in expected longer-term inflation. In this environment, the 10-year U.S. Treasury yield began the period at 2.85% and decreased to 2.69% at period-end. Fixed income markets, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, posted a +1.65% total return (an index increase from 2,013.28 to 2,046.60), which includes reinvestment of income and distributions.1

Franklin U.S. Government Money Fund’s semiannual report includes more detail about prevailing conditions during the period. In addition, you will find performance data, financial information and a discussion from the portfolio manager. As always, we recommend investors consult their financial advisors and review their financial plan to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe most people benefit from professional advice and that advice is invaluable as investors navigate current market conditions.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin U.S. Government Money Fund

This letter reflects our analysis and opinions as of December 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Sources: Morningstar and Bloomberg Barclays Indices.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Semiannual Report	franklintempleton.com

Semiannual Report

Franklin U.S. Government Money Fund

We are pleased to bring you Franklin U.S. Government Money Fund’s semiannual report for the period ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders’ capital and liquidity by investing through The U.S. Government Money Market Portfolio (the Portfolio) mainly in government securities, cash and repurchase agreements collateralized fully by government securities or cash.1 The Fund attempts to maintain a stable $1.00 share price.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Overview

The U.S. Federal Reserve Board (Fed) raised interest rates by 0.25% in September and December of 2018, for a total increase of 0.50% during the period. Consequently, the Fund’s Class A share’s seven-day effective yield increased from 1.64% on June 30, 2018, to 1.79% on December 31, 2018, as shown in the Performance Summary on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy grew during the six months under review. After accelerating in 2018’s second quarter, the economy

Portfolio Composition

12/31/18

% of Total Net Assets
U.S. Government and Agency Securities	98.3%
Repurchase Agreements	4.8%
Other Net Assets	(3.1)%

moderated in the third quarter due to declines in exports and housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 4.0% in June 2018 to 3.9% at period-end.2 Annual inflation, as measured by the Consumer Price Index, decreased from 2.9% in June 2018 to 1.9% at period-end.2

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate twice during the period, to 2.25%–2.50%, and continued to reduce its balance sheet as part of its ongoing plan to normalize monetary policy. At its December meeting, the Fed reduced the projected 2019 rate increases to two, compared to three projected previously.

The 10-year Treasury yield, which moves inversely to its price, decreased during the period. The yield rose to multi-year highs during the period amid investor concerns about higher inflation and the Fed’s interest-rate path. Expectations that other central banks might scale back monetary stimulus and better-than-expected U.S. economic reports also pushed the yield higher. However, some factors weighed on the Treasury yield at certain points during the period, including concerns about political turmoil in Italy, political uncertainties in the U.S., the Trump administration’s protectionist trade policies, U.S. trade disputes with its allies and China, economic turmoil in Turkey and Argentina, slowing global economic growth and expectations the Fed would slow its pace of rate increases. Overall, the 10-year Treasury yield declined from 2.85% at the beginning of the period to 2.69% at period-end.

1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.

2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 9.

franklintempleton.com	Semiannual Report	3

FRANKLIN U.S. GOVERNMENT MONEY FUND

Investment Strategy

Consistent with our strategy, we seek to invest, through the Portfolio, mainly in U.S. government securities, cash and repurchase agreements collateralized fully by government securities or cash. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund’s cash in derivatives or other relatively volatile securities that we believe involve undue risk.

Manager’s Discussion

With the Fed raising interest rates in September and December of 2018, short-term interest rates have continued to increase from a very low level. Although money market yields remained pressured, they have risen over the period. We continued to invest the Portfolio’s assets in high quality, short-term securities.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4	Semiannual Report	franklintempleton.com

FRANKLIN U.S. GOVERNMENT MONEY FUND

Performance Summary as of December 31, 2018

Share Class (Symbol)	Seven-Day		Seven-Day Annualized Yield[1]
	Effective Yield	[1,2]	(with fee waiver)	(without fee waiver)
A (FMFXX)	1.79%		1.78%	1.78%

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Total Annual Operating Expenses3

Share Class	With Fee Waiver	Without Fee Waiver
A	0.55%	0.55%

1. The Fund has a voluntary fee waiver that may be modified or discontinued at any time, and without further notice. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.

2. The seven-day effective yield assumes compounding of daily dividends, if any.

3. The figure is as stated in the Fund’s current prospectus, does not include the voluntary fee waiver, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Annualized and effective yields are for the seven-day period ended 12/31/18. The Fund’s average weighted life was 31 days and the Fund’s average weighted maturity was 30 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

franklintempleton.com	Semiannual Report	5

FRANKLIN U.S. GOVERNMENT MONEY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,007.90	$2.68	$1,022.53	$2.70	0.53%
R6	$1,000	$1,008.10	$2.38	$1,022.84	$2.40	0.47%

1. Expenses are equal to the annualized expense ratio, which includes the net expenses incurred by the Portfolio, for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

6	Semiannual Report	franklintempleton.com

FRANKLIN U.S. GOVERNMENT MONEY FUND

Financial Highlights

	Six Months Ended December 31, 2018	Year Ended June 30,
	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations – net investment income	0.008	0.007	0.001	—	—	—

Less distributions from net investment income	(0.008)	(0.007)	(0.001)	—	—	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[a]	0.79%	0.74%	0.07%	—%	—%	—%

Ratios to average net assets[b]

Expenses before waiver and payments by affiliates[c]	0.54%	0.57%	0.53%	0.56%	0.58%	0.57%

Expenses net of waiver and payments by affiliates[c]	0.53%	0.55%	0.43%	0.21%	0.09%	0.08%

Net investment income	1.55%	0.77%	0.07%	—%	—%	—%

Supplemental data

Net assets, end of period (000’s)	$3,198,041	$2,724,519	$2,272,504	$2,344,329	$1,570,782	$1,668,506

aTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

bRatios are annualized for periods less than one year.

cThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	7

FRANKLIN U.S. GOVERNMENT MONEY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,
		2018		2017	2016	2015	2014

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.00	$ 1.00		$ 1.00	$1.00	$1.00	$1.00

Income from investment operations – net investment income	0.008	0.008		0.001	—	—	—

Less distributions from net investment income	(0.008)	(0.008)		(0.001)	—	—	—

Net asset value, end of period	$ 1.00	$ 1.00		$ 1.00	$1.00	$1.00	$1.00

Total return[a]	0.81%	0.81%		0.10%	—%	—%	—%

Ratios to average net assets[b]

Expenses before waiver and payments by affiliates[c]	0.61%	0.48%		0.46%	0.47%	0.47%	0.46%

Expenses net of waiver and payments by affiliates[c]	0.47%	0.48%	[d]	0.40%	0.21%	0.09%	0.08%

Net investment income	1.61%	0.84%		0.10%	—%	—%	—%

Supplemental data

Net assets, end of period (000’s)	$14,333	$6,904		$68,704	$61,056	$58,571	$54,168

aTotal return is not annualized for periods less than one year.

bRatios are annualized for periods less than one year.

cThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

dBenefit of waiver and payments by affiliates rounds to less than 0.01%.

8	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN U.S. GOVERNMENT MONEY FUND

Statement of Investments, December 31, 2018 (unaudited)

		Shares	Value
	Management Investment Companies (Cost $ 3,199,188,775) 99.6%
a	The U.S. Government Money Market Portfolio, 2.20%	3,199,188,775	$3,199,188,775
	Other Assets, less Liabilities 0.4%		13,185,098

	Net Assets 100.0%		$3,212,373,873

aThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	9

FRANKLIN U.S. GOVERNMENT MONEY FUND

Financial Statements

Statement of Assets and Liabilities

December 31, 2018 (unaudited)

Assets:
Investment in affiliated Portfolio, at value and cost	$3,199,188,775

Receivables:
Capital shares sold	24,904,853

Total assets	3,224,093,628

Liabilities:
Payables:
Capital shares redeemed	10,753,534
Administrative fees	742,054
Transfer agent fees	113,935
Distributions to shareholders	73,616
Accrued expenses and other liabilities	36,616

Total liabilities	11,719,755

Net assets, at value	$3,212,373,873

Net assets consist of:
Paid-in capital	$3,212,373,860
Total distributable earnings (loss)	13

Net assets, at value	$3,212,373,873

Class A:
Net assets, at value	$3,198,040,880

Shares outstanding	3,198,124,471

Net asset value per share[a]	$1.00

Class R6:
Net assets, at value	$ 14,332,993

Shares outstanding	14,332,979

Net asset value per share	$1.00

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

10	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN U.S. GOVERNMENT MONEY FUND

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended December 31, 2018 (unaudited)

Investment income:
Dividends from affiliated Portfolio	$27,714,753

Expenses:
Administrative fees (Note 3a)	4,133,201
Transfer agent fees: (Note 3c)
Class A	1,340,571
Class R6	8,701
Reports to shareholders	57,950
Registration and filing fees	58,881
Professional fees	34,316
Trustees’ fees and expenses	27,462
Other	29,792

Total expenses	5,690,874
Expenses waived/paid by affiliates (Note 3d)	(165,698)

Net expenses	5,525,176

Net investment income	22,189,577

Net increase (decrease) in net assets resulting from operations	$22,189,577

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

FRANKLIN U.S. GOVERNMENT MONEY FUND

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018
Increase (decrease) in net assets:
Net investment income from operations	$ 22,189,577	$ 18,791,617

Distributions to shareholders: (Note 1c)
Class A	(22,098,826)	(18,279,015)
Class R6	(90,738)	(512,602)

Total distributions to shareholders	(22,189,564)	(18,791,617)

Capital share transactions: (Note 2)
Class A	473,522,257	452,014,865
Class R6	7,428,680	(61,799,940)

Total capital share transactions	480,950,937	390,214,925

Net increase (decrease) in net assets	480,950,950	390,214,925
Net assets:
Beginning of period	2,731,422,923	2,341,207,998

End of period (Note 1c)	$3,212,373,873	$2,731,422,923

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN U.S. GOVERNMENT MONEY FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin U.S. Government Money Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers two classes of shares: Class A and Class R6. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The Fund invests substantially all of its assets in The U.S. Government Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). At December 31, 2018, the Fund owned 14.7% of the Portfolio.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Net investment income, excluding class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

franklintempleton.com	Semiannual Report	13

FRANKLIN U.S. GOVERNMENT MONEY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

e. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended June 30, 2018, distributions to shareholders were as follows:

Distributions from net investment income :
Class A	$(18,279,015)
Class R6	(512,602)

For the year ended June 30, 2018, undistributed net investment income (loss) included in net assets was $0.

2. Shares of Beneficial Interest

At December 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares at $1.00 per share were as follows:

	Six Months Ended December 31, 2018	Year Ended June 30, 2018

Class A Shares:
Shares sold	$1,223,649,264	$2,257,705,479
Shares issued in reinvestment of distributions	21,902,328	17,767,062
Shares redeemed	(772,029,335)	(1,823,457,676)

Net increase (decrease)	$473,522,257	$452,014,865

Class R6 Shares:
Shares sold	$14,867,909	$46,440,919
Shares issued in reinvestment of distributions	90,860	18,294
Shares redeemed	(7,530,089)	(108,259,153)

Net increase (decrease)	$7,428,680	$(61,799,940)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

14	Semiannual Report	franklintempleton.com

FRANKLIN U.S. GOVERNMENT MONEY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

a. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.455%	Up to and including $100 million
0.330%	Over $100 million, up to and including $250 million
0.280%	In excess of $250 million

For the period ended December 31, 2018, the annualized gross effective administrative fee rate was 0.289% of the Fund’s average daily net assets.

b. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

CDSC retained	$14,361

c. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended December 31, 2018, the Fund paid transfer agent fees of $1,349,272, of which $1,139,586 was retained by Investor Services.

d. Waiver and Expense Reimbursements

Investor Services has voluntarily agreed in advance to waive or limit its fees so that the new transfer agent fee arrangement, effective November 1, 2017, will not increase the fees retained by more than 0.02% based on the average net assets of each class. Investor Services discontinued this waiver effective October 31, 2018.

e. Other Affiliated Transactions

At December 31, 2018, an interested board member owned 29.2% of the Funds’ outstanding shares.

4. Income Taxes

At December 31, 2018, the cost of investments for book and income tax purposes was the same.

5. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

franklintempleton.com	Semiannual Report	15

FRANKLIN U.S. GOVERNMENT MONEY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Fair Value Measurements (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At December 31, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

6. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

16	Semiannual Report	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

Financial Highlights

The U.S. Government Money Market Portfolio

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,
		2018	2017	2016		2015		2014

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00		$ 1.00

Income from investment operations:

Net investment income	0.010	0.011	0.003	0.001		—		—

Net realized and unrealized gains (losses)	—	(—)[a]	—[a]	—	[a]	—	[a]	—	[a]

Total from investment operations	0.010	0.011	0.003	0.001		—	[a]	—	[a]

Less distributions from net investment income	(0.010)	(0.011)	(0.003)	(0.001)		—		—

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00		$ 1.00

Total return[b]	0.98%	1.15%	0.35%	0.07%		—%		—%

Ratios to average net assets[c]

Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%		0.15%		0.15%

Expenses net of waiver and payments by affiliates[d]	0.15%	0.15%	0.15%	0.13%		0.09%		0.08%

Net investment income	1.93%	1.15%	0.35%	0.06%		—%		—%

Supplemental data

Net assets, end of period (000’s)	$21,734,075	$23,700,037	$21,564,546	$22,324,993		$27,390,400		$23,491,469

aAmount rounds to less than $0.001 per share.

bTotal return is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

THE MONEY MARKET PORTFOLIOS

Statement of Investments, December 31, 2018 (unaudited)

The U.S. Government Money Market Portfolio

	Principal Amount	Value

Investments 103.1%
U.S. Government and Agency Securities 98.3%
[a] FFCB,
1/02/19	$ 14,300,000	$ 14,299,146
2/06/19	50,000,000	49,882,000
2/12/19	48,000,000	47,868,400
FHLB,
[a]1/02/19	270,100,000	270,083,049
[a]1/03/19	430,000,000	429,945,789
[a]1/04/19	477,558,000	477,466,270
[a]1/07/19	273,350,000	273,245,316
[a]1/09/19	305,977,000	305,818,343
[a]1/11/19	240,000,000	239,844,667
[a]1/16/19	412,325,000	411,923,109
[a]1/22/19	184,100,000	183,846,206
[a]1/23/19	122,000,000	121,823,303
[a]1/25/19	40,200,000	40,136,859
[a]1/30/19	200,000,000	199,617,522
[a]2/01/19	400,000,000	399,174,022
[a]2/05/19	200,000,000	199,535,278
[a]2/08/19	200,000,000	199,497,555
[a]2/13/19	200,000,000	199,429,055
[b] FRN, 2.50%, (SOFR + 0.04%), 5/15/19	50,000,000	50,000,000
[b] FRN, 2.50%, (SOFR + 0.04%), 6/21/19	45,000,000	45,000,000
[b] FRN, 2.52%, (SOFR + 0.06%), 9/10/19	50,000,000	50,000,000
FHLMC,
[a]1/02/19	840,000,000	839,946,800
[a]1/22/19	26,800,000	26,763,262
[b] FRN, 2.485%, (SOFR + 0.025%), 5/08/19	50,000,000	50,000,000
[a] FNMA,
1/02/19	1,320,497,000	1,320,413,535
1/03/19	700,000,000	699,955,667
1/07/19	116,654,000	116,608,505
1/09/19	200,000,000	199,897,555
[a] U.S. Treasury Bill,
1/02/19	1,050,000,000	1,049,934,333
1/03/19	700,000,000	699,917,139
1/08/19	750,000,000	749,666,771
1/10/19	700,000,000	699,622,150
1/15/19	671,950,000	671,348,978
1/17/19	750,000,000	749,260,666
1/22/19	600,000,000	599,189,750
1/24/19	750,000,000	748,928,583
1/29/19	750,000,000	748,623,333
1/31/19	450,000,000	449,171,875
2/05/19	750,000,000	748,257,292
2/07/19	750,000,000	748,254,833
2/12/19	59,130,000	58,967,195
2/14/19	727,530,000	725,503,537
2/21/19	600,000,000	598,074,750
2/28/19	750,000,000	747,213,583
3/07/19	450,000,000	448,180,000
3/14/19	450,000,000	447,961,500
3/21/19	450,000,000	447,738,625

18	Semiannual Report	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

	Principal Amount	Value
Investments (continued)
U.S. Government and Agency Securities (continued) [a]U.S. Treasury Bill, (continued)
4/04/19	$ 295,000,000	$ 293,195,768
4/11/19	150,000,000	149,008,333
4/18/19	150,000,000	148,923,312
4/25/19	300,000,000	297,696,250
5/02/19	150,000,000	148,774,875
5/09/19	300,000,000	297,386,667
U.S. Treasury Note,
1.50%, 1/31/19	200,000,000	199,871,528
1.50%, 2/28/19	243,000,000	242,700,573

Total U.S. Government and Agency Securities (Cost $21,375,393,412)		21,375,393,412

[c] Repurchase Agreements 4.8%
Barclays Capital Inc., 2.90%, 1/02/19 (Maturity Value $40,006,444)
Collateralized by U.S. Treasury Notes, 2.25%, 3/31/21 (valued at $40,989,722)	40,000,000	40,000,000
Deutsche Bank Securities Inc., 2.90%, 1/02/19 (Maturity Value $26,004,189)
Collateralized by U.S. Treasury Notes, 1.50% – 2.00%, 4/15/20 – 11/15/21 (valued at $26,520,046)	26,000,000	26,000,000
Federal Reserve Bank of New York, 2.25%, 1/02/19 (Maturity Value $600,075,000)
Collateralized by U.S. Treasury Notes, 1.375% – 2.75%, 3/31/22 – 8/31/23 (valued at $600,075,013)	600,000,000	600,000,000
Goldman Sachs & Co., 2.89%, 1/02/19 (Maturity Value $125,020,069)
Collateralized by U.S. Treasury Notes, 2.75%, 7/31/23 (valued at $127,522,928)	125,000,000	125,000,000
HSBC Securities Inc., 2.90%, 1/02/19 (Maturity Value $250,040,278)
Collateralized by U.S. Government and Agency Securities, 3.50% – 4.50%, 11/20/33 – 11/20/48 (valued at $255,000,000)	250,000,000	250,000,000

Total Repurchase Agreements (Cost $1,041,000,000)		1,041,000,000

Total Investments (Cost $22,416,393,412) 103.1%		22,416,393,412
Other Assets, less Liabilities (3.1)%		(682,318,223)

Net Assets 100.0%		$21,734,075,189

See Abbreviations on page 26.

aThe security was issued on a discount basis with no stated coupon rate.

bThe coupon rate shown represents the rate at period end.

cSee Note 1(b) regarding repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

THE MONEY MARKET PORTFOLIOS

Financial Statements

Statement of Assets and Liabilities

December 31, 2018 (unaudited)

The U.S. Government Money Market Portfolio

Assets:
Investments in unaffiliated securities, at amortized cost	$21,375,393,412
Unaffiliated repurchase agreements, at value and cost	1,041,000,000
Cash	17,755,914
Receivables:
Capital shares sold	2,499
Interest	2,998,373

Total assets	22,437,150,198

Liabilities:
Payables:
Investment securities purchased	699,955,667
Management fees	2,886,967
Accrued expenses and other liabilities	232,375

Total liabilities	703,075,009

Net assets, at value	$21,734,075,189

Net assets consist of:
Paid-in capital	$21,734,091,906
Total distributable earnings (loss)	(16,717)

Net assets, at value	$21,734,075,189

Shares outstanding	21,734,093,505

Net asset value per share	$1.00

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended December 31, 2018 (unaudited)

The U.S. Government Money Market Portfolio

Investment income:
Interest:
Unaffiliated issuers	$242,846,993

Expenses:
Management fees (Note 3a)	17,528,194
Custodian fees (Note 4)	107,895
Reports to shareholders	3,056
Registration and filing fees	42
Professional fees	99,926
Other	74,705

Total expenses	17,813,818
Expense reductions (Note 4)	(103,041)

Net expenses	17,710,777

Net investment income	225,136,216

Net increase (decrease) in net assets resulting from operations	$225,136,216

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

The U.S. Government Money Market Portfolio

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$ 225,136,216	$ 257,998,905
Net realized gain (loss)	—	(16,717)
Net increase (decrease) in net assets resulting from operations	225,136,216	257,982,188
Distributions to shareholders (Note 1d)	(225,136,216)	(258,003,624)
Capital share transactions (Note 2)	(1,965,961,399)	2,135,511,767
Net increase (decrease) in net assets	(1,965,961,399)	2,135,490,331
Net assets:
Beginning of period	23,700,036,588	21,564,546,257
End of period (Note 1d)	$21,734,075,189	$23,700,036,588

22	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements (unaudited)

The U.S. Government Money Market Portfolio

1. Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), Franklin Templeton Services, LLC, an affiliate of the investment manager, has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

b. Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer) or 100% (if the counterparty is the Federal Reserve Bank of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at period end, as indicated in the Statements of Investments, had been entered into on December 31, 2018.

c. Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2018, the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Portfolio invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

franklintempleton.com	Semiannual Report	23

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

1. Organization and Significant Accounting Policies (continued)

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended June 30, 2018, distributions to shareholders were as follows:

Distributions from net investment income	$(258,003,624)

For the year ended June 30, 2018, undistributed net investment income included in net assets was $0.

2. Shares of Beneficial Interest

At December 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Six Months Ended December 31, 2018	Year Ended June 30, 2018

Shares sold	$ 12,546,956,725	$ 40,301,565,232
Shares issued in reinvestment of distributions	225,151,579	258,008,814
Shares redeemed	(14,738,069,703)	(38,424,062,279)

Net increase (decrease)	$ (1,965,961,399)	$ 2,135,511,767

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin Templeton U.S. Government Money Fund, Franklin U.S. Government Money Fund, Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

24	Semiannual Report	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

c. Other Affiliated Transactions

At December 31, 2018, the shares of the Portfolio were owned by the following investment companies:

	Shares	Percentage of Outstanding Shares

Institutional Fiduciary Trust — Money Market Portfolio	18,319,125,980	84.3%
Franklin U.S. Government Money Fund	3,199,188,775	14.7%
Franklin Templeton Money Fund Trust — Franklin Templeton U.S. Government Money Fund	215,776,251	1.0%

	21,734,091,006	100.0%

4. Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the period ended December 31, 2018, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2018, the Fund had short-term capital loss carryforwards, not subject to expiration, of $16,717.

At December 31, 2018, the cost of investments for book and income tax purposes was the same.

6. Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

franklintempleton.com	Semiannual Report	25

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

6. Fair Value Measurements (continued)

At December 31, 2018, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

7. Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

26	Semiannual Report	franklintempleton.com

FRANKLIN U .S. GOVERNMENT MONEY FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Fund files a complete consolidated statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

franklintempleton.com	Semiannual Report	27

This page intentionally left blank.

Semiannual Report and Shareholder Letter

Franklin U.S. Government Money Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2019 Franklin Templeton Investments. All rights reserved.	111 S 02/19

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN U.S. GOVERNMENT MONEY FUND

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date February 26, 2019

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date February 26, 2019